ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

Supplement dated September 1, 2010 to the Prospectus dated March 1, 2010 of the AllianceBernstein Utility Income Fund, Inc. offering Class A, Class B, Class C, and Advisor Class shares of the Fund (the “Prospectus”).

*        *        *         *        *

Change in Name

As of September 1, 2010, the Fund’s name change to “AllianceBernstein Equity Income Fund, Inc.” and changes to certain investment policies became effective.

The following replaces certain information in the SUMMARY INFORMATION in the Prospectus for the Fund:

•	The following replaces the “Annual Fund Operating Expenses” table under “Fees and Expenses of the Fund”.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class
Management Fees	.55%	.55%	.55%	.55%
Distribution and/or Service (12b-1) fees	.30%	1.00%	1.00%	None
Other Expenses:
Transfer Agent	.26%	.31%	.28%	.26%
Other Expenses	.33%	.33%	.33%	.33%

Total Other Expenses	.59%	.64%	.61%	.59%

Total Annual Fund Operating Expenses Before Waiver	1.44%	2.19%	2.16%	1.14%

Fee Waiver and/or Expense Reimbursement***	(.19)%	(.24)%	(.21)%	(.19)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.95%	1.95%	.95%

*	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge or CDSC decreases over time. For Class B shares, the CDSC decreases 1% annually to 0% after the fourth year.
**	For Class C shares, the CDSC is 0% after the first year.
***	The fee waiver and/or expense reimbursements will remain in effect until November 30, 2011. This fee waiver and/or expense reimbursement agreement may not be terminated before November 30, 2011 and may be terminated thereafter by either party upon 60 days’ prior written notice.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class
After 1 year	$547	$598	$298	$97
After 3 years	$844	$862	$656	$343
After 5 years	$1,162	$1,153	$1,140	$609
After 10 years	$2,063	$2,140	$2,476	$1,369

You would pay the following expenses if you did not redeem your shares at the end of period:

	Class A	Class B	Class C	Advisor Class
After 1 year	$547	$198	$198	$97
After 3 years	$844	$662	$656	$343
After 5 years	$1,162	$1,153	$1,140	$609
After 10 years	$2,063	$2,140	$2,476	$1,369

•	The “Principal Strategies” and “Principal Risks” sections are revised to read as follows.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in income producing securities, targeting an investment in such securities of at least 65% of its total assets. The Fund seeks current income and capital growth from investments in a wide range of industries.

The Fund invests in companies that the Adviser determines to be undervalued, using the fundamental value approach of the Adviser’s Bernstein unit (“Bernstein”). The fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. In selecting securities for the Fund’s portfolio, the Adviser uses fundamental and quantitative research to identify and invest in those companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of these securities.

Bernstein’s research staff of company and industry analysts covers a research universe of approximately 650 companies drawn primarily from the S&P 500 Index. The Adviser typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser’s research staff focuses on the valuations implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid-economic cycle growth for the fifty year.

The Fund’s management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

The Fund may invest in securities of non-U.S. companies, but will limit its investments in any one non-U.S. country to no more than 15% of its net assets. The Fund also may enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS

•

Market Risk: The value of the Fund’s assets will fluctuate as the equity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

•	Currency Risk: Fluctuations in currency exchange risk may negatively affect the value of the Fund’s investments or reduce its returns.

•

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

•

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

•	The following paragraph is added before the Bar Chart under “Performance Information”.

Effective September 1, 2010, the Fund changed its name from AllianceBernstein Utility Income Fund to AllianceBernstein Equity Income Fund, eliminated its policy to invest at least 80% of its assets in companies in the utilities industry, and adopted its current investment strategy. In addition, the Fund’s portfolio management team was changed as disclosed below. The performance information shown below is for periods prior to implementation of these changes and may not be representative of performance the Fund will achieve under its new policies.

•	The following supplements the information for “S&P Utilities Index” in the “Performance Table”.

	1 Year	5 Years	10 Years
S&P 500 Index** (reflects no deduction for fees, expenses, or taxes)	26.46%	.42%	-.95%

**	The Fund’s broad-based index has changed from the S&P Utilities Index to the S&P 500 Index. The Adviser believes that the S&P 500 Index is a more appropriate broad-based index for the Fund in light of the Fund’s current investment process.

•	The following replaces the information under “Portfolio Managers”.

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Christopher W. Marx	Since 2010	Senior Vice President of the Adviser

Joseph G. Paul	Since 2010	Senior Vice President of the Adviser

John D. Phillips, Jr.	Since 2010	Senior Vice President of the Adviser

Greg L. Powell	Since 2010	Senior Vice President of the Adviser

*        *        *         *        *

The information in “Additional Risk Considerations for Investments in the Utilities Industry” under “Additional Information about the Funds’ Risks and Investments” is deleted.

*        *        *         *        *

In the table included under the heading “Management of the Funds — Investment Adviser”, “AllianceBernstein Utility Income Fund” is replaced with “AllianceBernstein Equity Income Fund”.

*        *        *         *        *

The following information replaces the first paragraph under the heading “Management of the Funds — Portfolio Managers”.

The day-to-day management of, and investment decisions for, AllianceBernstein Equity Income Fund’s portfolios are made by the Adviser’s U.S. Equity Senior Investment Management Team. The U.S. Equity Senior Investment Management Team relies heavily on the fundamental analysis and research of the Adviser’s large internal research staff. No one person is principally responsible for coordinating the Fund’s investments.

The following table lists the senior members of the U.S. Equity Senior Investment Management Team with the responsibility for day-to-day management of the Fund’s portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Christopher W. Marx; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2005.

Joseph G. Paul; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2005. He is also Co-Chief Investment Officer — U.S. Large Cap Value Equities, Chief Investment Officer — North American Value Equities, and Global Head of Diversified Value. Until 2009, he was Chief Investment Officer — Small and Mid-Capitalization Value Equities, Co-Chief Investment Officer of Real Estate Investments, and Chief Investment Officer of Advanced Value since prior to 2005.

John D. Phillips, Jr.; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2005.

Greg L. Powell; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2005.

*        *        *         *        *

The following replaces the table for “AllianceBernstein Utilities Income Fund” in the “Financial Highlights” section.

AllianceBernstein Equity Income Fund

		Income from Investment Operations					Less Dividends and Distributions
Fiscal Year or Period	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gains or Losses on Investments (both realized and unrealized)	Contribution from Adviser		Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Capital Gains
AllianceBernstein Equity Income Fund
Class A
Six months ended 5/31/10 (unaudited)	$17.90	$.32	$(.42)	$0.00		$(.10)	$(.24)	$0.00	$0.00
Year ended 11/30/09	16.68	.62	1.15	0.00	(h)	1.77	(.55)	0.00	0.00
Year ended 11/30/08	25.72	.52	(9.04)	0.00		(8.52)	(.52)	0.00	0.00
Year ended 11/30/07	21.39	.51	4.28	0.00	(h)	4.79	(.46)	0.00	0.00
Year ended 11/30/06	17.82	.47	3.55	0.00		4.02	(.45)	0.00	0.00
Class B
Six months ended 5/31/10 (unaudited)	$17.68	$.23	$(.41)	$0.00		$(.18)	$(.17)	$0.00	$0.00
Year ended 11/30/09	16.47	.48	1.14	0.00	(h)	1.62	(.41)	0.00	0.00
Year ended 11/30/08	25.39	.33	(8.91)	0.00		(8.58)	(.34)	0.00	0.00
Year ended 11/30/07	21.13	.32	4.24	0.00	(h)	4.56	(.30)	0.00	0.00
Year ended 11/30/06	17.60	.32	3.52	0.00		3.84	(.31)	0.00	0.00
Class C
Six months ended 5/31/10 (unaudited)	$17.75	$.25	$(.42)	$0.00		$(.17)	$(.17)	$0.00	$0.00
Year ended 11/30/09	16.52	.50	1.14	0.00	(h)	1.64	(.41)	0.00	0.00
Year ended 11/30/08	25.46	.35	(8.95)	0.00		(8.60)	(.34)	0.00	0.00
Year ended 11/30/07	21.19	.33	4.24	0.00	(h)	4.57	(.30)	0.00	0.00
Year ended 11/30/06	17.64	.32	3.54	0.00		3.86	(.31)	0.00	0.00
Advisor Class
Six months ended 5/31/10 (unaudited)	$18.01	$.35	$(.44)	$0.00		$(.09)	$(.26)	$0.00	$0.00
Year ended 11/30/09	16.77	.67	1.17	0.00	(h)	1.84	(.60)	0.00	0.00
Year ended 11/30/08	25.86	.60	(9.10)	0.00		(8.50)	(.59)	0.00	0.00
Year ended 11/30/07	21.51	.60	4.28	0.00	(h)	4.88	(.53)	0.00	0.00
Year ended 11/30/06	17.91	.53	3.57	0.00		4.10	(.50)	0.00	0.00

	Less Distributions				Ratios/Supplemental Data
Fiscal Year or Period	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000s omitted)	Ratio of Expenses to Average Net Assets		Ratio of Net Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
Six months ended 5/31/10 (unaudited)	$(.24)	$17.56	(.65	)%(c)	$97,234	1.44	%(j)	3.47	%(j)	22%
Year ended 11/30/09	(.55)	17.90	10.91	(c)	100,984	1.43		3.78		54
Year ended 11/30/08	(.52)	16.68	(33.67	)(c)	92,874	1.25		2.26		41
Year ended 11/30/07	(.46)	25.72	22.65		144,950	1.20	(i)	2.18		34
Year ended 11/30/06	(.45)	21.39	22.98		110,183	1.32	(d)	2.45	(d)	49

	Less Distributions				Ratios/Supplemental Data
Fiscal Year or Period	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000s omitted)	Ratio of Expenses to Average Net Assets		Ratio of Net Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class B
Six months ended 5/31/10 (unaudited)	$(.17)	$17.33	(1.09	)%(c)	$15,633	2.19	%(j)	2.58	%(j)	22%
Year ended 11/30/09	(.41)	17.68	10.09	(c)	21,048	2.21		3.00		54
Year ended 11/30/08	(.34)	16.47	(34.16	)(c)	40,429	2.00		1.47		41
Year ended 11/30/07	(.30)	25.39	21.71		91,375	1.94	(i)	1.38		34
Year ended 11/30/06	(.31)	21.13	22.12		102,113	2.05	(d)	1.72	(d)	49
Class C
Six months ended 5/31/10 (unaudited)	$(.17)	$17.41	(1.03	)%(c)	$26,793	2.16	%(j)	2.74	%(j)	22%
Year ended 11/30/09	(.41)	17.75	10.18	(c)	29,191	2.16		3.06		54
Year ended 11/30/08	(.34)	16.52	(34.14	)(c)	32,717	1.97		1.56		41
Year ended 11/30/07	(.30)	25.46	21.70		53,361	1.92	(i)	1.43		34
Year ended 11/30/06	(.31)	21.19	22.19		47,496	2.04	(d)	1.72	(d)	49
Advisor Class
Six months ended 5/31/10 (unaudited)	$(.26)	$17.66	(.56	)%(c)	$5,286	1.14	%(j)	3.77	%(j)	22%
Year ended 11/30/09	(.60)	18.01	11.30	(c)	5,370	1.14		4.06		54
Year ended 11/30/08	(.59)	16.77	(33.48	)(c)	5,716.96			2.61		41
Year ended 11/30/07	(.53)	25.86	22.96		6,897.90		(i)	2.51		34
Year ended 11/30/06	(.50)	21.51	23.39		3,768	1.03	(d)	2.75	(d)	49

*        *        *         *        *

The following replaces footnote (c) for “AllianceBernstein Utilities Income Fund” in the “Financial Highlights” section.

(c)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended May 31, 2010 and years ended November 30, 2009 and November 30, 2008 by 0.27%, 1.01% and 0.05%, respectively.

*        *        *         *        *

The following footnote is added for “AllianceBernstein Utilities Income Fund” in the “Financial Highlights” section.

(j)	Annualized.

*        *        *         *        *

The following replaces the table for “AllianceBernstein Utilities Income Fund” in the “Hypothetical Investment and Expense Information” section in Appendix A.

AllianceBernstein Equity Income Fund

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$550.67	$9,928.08
2	9,928.08	496.40	10,424.48	150.11	10,274.37
3	10,274.37	513.72	10,788.09	155.35	10,632.74
4	10,632.74	531.64	11,164.38	160.77	11,003.61
5	11,003.61	550.18	11,553.79	166.37	11,387.42
6	11,387.42	569.37	11,956.79	172.18	11,784.61
7	11,784.61	589.23	12,373.84	178.18	12,195.66
8	12,195.66	609.78	12,805.44	184.40	12,621.04
9	12,621.04	631.05	13,252.09	190.83	13,061.26
10	13,061.26	653.06	13,714.32	197.49	13,516.83

Total		$5,623.18		$2,106.35

*        *        *         *        *

This Supplement should be read in conjunction with the Prospectus.

You should retain this Supplement with your Prospectus for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SUP-0103-EI-0910

ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

Supplement dated September 1, 2010 to the Prospectus dated March 1, 2010 of the AllianceBernstein Utility Income Fund, Inc. offering Class A, Class R, Class K and Class I shares of the Fund (the “Prospectus”).

*        *        *         *        *

Change in Name

As of September 1, 2010, the Fund’s name change to “AllianceBernstein Equity Income Fund, Inc.” and changes to certain investment policies became effective.

The following replaces certain information in the SUMMARY INFORMATION in the Prospectus for the Fund:

•	The following replaces the “Annual Fund Operating Expenses” table under “Fees and Expenses of the Fund”.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class R	Class K	Class I
Management Fees	.55%	.55%	.55%	.55%
Distribution and/or Service (12b-1) Fees	.30%	.50%	.25%	None
Other Expenses:
Transfer Agent	.26%	.26%	.19%	.12%
Other Expenses	.33%	.34%	.33%	.33%

Total Other Expenses	.59%	.60%	.52%	.45%

Total Annual Fund Operating Expenses Before Waiver	1.44%	1.65%	1.32%	1.00%

Fee Waiver and/or Expense Reimbursement*	(.19)%	(.20)%	(.12)%	(.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.45%	1.20%	.95%

*	The fee waiver and/or expense reimbursements will remain in effect until November 30, 2011. This fee waiver and/or expense reimbursement agreement may not be terminated before November 30, 2011 and may be terminated thereafter by either party upon 60 days’ prior written notice.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class R	Class K	Class I
After 1 Year	$127	$148	$122	$97
After 3 Years	$437	$501	$406	$313
After 5 Years	$769	$878	$712	$548
After 10 Years	$1,708	$1,938	$1,580	$1,220

•	The “Principal Strategies” and “Principal Risks” sections are revised to read as follows.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in income producing securities, targeting an investment in such securities of at least 65% of its total assets. The Fund seeks current income and capital growth from investments in a wide range of industries.

The Fund invests in companies that the Adviser determines to be undervalued, using the fundamental value approach of the Adviser’s Bernstein unit (“Bernstein”). The fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. In selecting securities for the Fund’s portfolio, the Adviser uses fundamental and quantitative research to identify and invest in those companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of these securities.

Bernstein’s research staff of company and industry analysts covers a research universe of approximately 650 companies drawn primarily from the S&P 500 Index. The Adviser typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser’s research staff focuses on the valuations implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid-economic cycle growth for the fifty year.

The Fund’s management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

The Fund may invest in securities of non-U.S. companies, but will limit its investments in any one non-U.S. country to no more than 15% of its net assets. The Fund also may enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives transactions, such as options, futures, forwards, and swap agreements.

PRINCIPAL RISKS

•

Market Risk: The value of the Fund’s assets will fluctuate as the equity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

•	Currency Risk: Fluctuations in currency exchange risk may negatively affect the value of the Fund’s investments or reduce its returns.

•

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

•

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

2

•	The following paragraph is added before the Bar Chart under “Performance Information”.

Effective September 1, 2010, the Fund changed its name from AllianceBernstein Utility Income Fund to AllianceBernstein Equity Income Fund, eliminated its policy to invest at least 80% of its assets in companies in the utilities industry, and adopted its current investment strategy. In addition, the Fund’s portfolio management team was changed as disclosed below. The performance information shown below is for periods prior to implementation of these changes and may not be representative of performance the Fund will achieve under its new policies.

•	The following supplements the information for “S&P Utilities Index” in the “Performance Table”.

	1 Year	5 Years	10 Years
S&P 500 Index ** (reflects no deduction for fees, expenses, or taxes)	26.46%	.42%	-.95%

**	The Fund’s broad-based index has changed from the S&P Utilities Index to the S&P 500 Index. The Adviser believes that the S&P 500 Index is a more appropriate broad-based index for the Fund in light of the Fund’s current investment process.

•	The following replaces the information under “Portfolio Managers”.

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Christopher W. Marx	Since 2010	Senior Vice President of the Adviser
Joseph G. Paul	Since 2010	Senior Vice President of the Adviser
John D. Phillips, Jr.	Since 2010	Senior Vice President of the Adviser
Greg L. Powell	Since 2010	Senior Vice President of the Adviser

*        *        *         *        *

The information in “Additional Risk Considerations for Investments in the Utilities Industry” under “Additional Information about the Funds’ Risks and Investments” is deleted.

*        *        *         *        *

In the table included under the heading “Management of the Funds — Investment Adviser”, “AllianceBernstein Utility Income Fund” is replaced with “AllianceBernstein Equity Income Fund”.

*        *        *         *        *

The following information replaces the first paragraph under the heading “Management of the Funds — Portfolio Managers”.

The day-to-day management of, and investment decisions for, AllianceBernstein Equity Income Fund’s portfolios are made by the Adviser’s U.S. Equity Senior Investment Management Team. The U.S. Equity Senior Investment Management Team relies heavily on the fundamental analysis and research of the Adviser’s large internal research staff. No one person is principally responsible for coordinating the Fund’s investments.

3

The following table lists the senior members of the U.S. Equity Senior Investment Management Team with the responsibility for day-to-day management of the Fund’s portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Christopher W. Marx; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2005.

Joseph G. Paul; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2005. He is also Co-Chief Investment Officer — U.S. Large Cap Value Equities, Chief Investment Officer — North American Value Equities, and Global Head of Diversified Value. Until 2009, he was Chief Investment Officer — Small and Mid-Capitalization Value Equities, Co-Chief Investment Officer of Real Estate Investments, and Chief Investment Officer of Advanced Value since prior to 2005.

John D. Phillips, Jr.; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2005.

Greg L. Powell; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2005.

*        *        *         *        *

The following replaces the table for “AllianceBernstein Utilities Income Fund” in the “Financial Highlights” section.

AllianceBernstein Equity Income Fund

		Income from Investment Operations					Less Dividends and Distributions
Fiscal Year or Period	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gains or Losses on Investments (both realized and unrealized)	Contribution from Adviser		Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Capital Gains
AllianceBernstein Equity Income Fund
Class A
Six months ended 5/31/10 (unaudited)	$17.90	$.32	$(.42)	$0.00		$(.10)	$(.24)	$0.00	$0.00
Year ended 11/30/09	16.68	.62	1.15	0.00	(i)	1.77	(.55)	0.00	0.00
Year ended 11/30/08	25.72	.52	(9.04)	0.00		(8.52)	(.52)	0.00	0.00
Year ended 11/30/07	21.39	.51	4.28	0.00	(i)	4.79	(.46)	0.00	0.00
Year ended 11/30/06	17.82	.47	3.55	0.00		4.02	(.45)	0.00	0.00
Class R
Six months ended 5/31/10 (unaudited)	$17.84	$.32	$(.44)	$0.00		$(.12)	$(.22)	$0.00	$0.00
Year ended 11/30/09	16.64	.60	1.13	0.00	(i)	1.73	(.53)	0.00	0.00
Year ended 11/30/08	25.65	.47	(9.03)	0.00		(8.56)	(.45)	0.00	0.00
Year ended 11/30/07	21.37	.49	4.23	0.00	(i)	4.72	(.44)	0.00	0.00
Year ended 11/30/06	17.81	.44	3.55	0.00		3.99	(.43)	0.00	0.00

4

		Income from Investment Operations					Less Dividends and Distributions
Fiscal Year or Period	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gains or Losses on Investments (both realized and unrealized)	Contribution from Adviser		Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Capital Gains
Class K
Six months ended 5/31/10 (unaudited)	$17.89	$.29	$(.39)	$0.00		$(.10)	$(.24)	$0.00	$0.00
Year ended 11/30/09	16.67	.64	1.15	0.00	(i)	1.79	(.57)	0.00	0.00
Year ended 11/30/08	25.70	.56	(9.06)	0.00		(8.50)	(.53)	0.00	0.00
Year ended 11/30/07	21.40	.54	4.25	0.00	(i)	4.79	(.49)	0.00	0.00
Year ended 11/30/06	17.82	.49	3.57	0.00		4.06	(.48)	0.00	0.00
Class I
Six months ended 5/31/10 (unaudited)	$17.89	$.35	$(.42)	$0.00		$(.07)	$(.27)	$0.00	$0.00
Year ended 11/30/09	16.67	.70	1.14	0.00	(i)	1.84	(.62)	0.00	0.00
Year ended 11/30/08	25.70	.64	(9.07)	0.00		(8.43)	(.60)	0.00	0.00
Year ended 11/30/07	21.38	.62	4.25	0.00	(i)	4.87	(.55)	0.00	0.00
Year ended 11/30/06	17.81	.72	3.38	0.00		4.10	(.53)	0.00	0.00

	Less Distributions					Ratios/Supplemental Data
	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000s omitted)	Ratio of Expenses to Average Net Assets		Ratio of Net Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
Six months ended 5/31/10 (unaudited)	$(.24)	$17.56	(.65	)%(c)	$97,234	1.44	%(h)	3.47	%(h)	22%
Year ended 11/30/09	(.55)	17.90	10.91	(c)	100,984	1.43		3.78		54
Year ended 11/30/08	(.52)	16.68	(33.67	)(c)	92,874	1.25		2.26		41
Year ended 11/30/07	(.46)	25.72	22.65		144,950	1.20	(j)	2.18		34
Year ended 11/30/06	(.45)	21.39	22.98		110,183	1.32	(d)	2.45	(d)	49
Class R
Six months ended 5/31/10 (unaudited)	$(.22)	$17.50	(.75	)%(c)	$2,095	1.65	%(h)	3.62	%(h)	22%
Year ended 11/30/09	(.53)	17.84	10.71	(c)	1,342	1.61		3.62		54
Year ended 11/30/08	(.45)	16.64	(33.83	)(c)	692	1.52		2.14		41
Year ended 11/30/07	(.44)	25.65	22.32		526	1.48	(j)	2.02		34
Year ended 11/30/06	(.43)	21.37	22.80		58	1.47	(d)	2.30	(d)	49
Class K
Six months ended 5/31/10 (unaudited)	$(.24)	$17.55	(.61	)%(c)	$1,006	1.32	%(h)	3.26	%(h)	22%
Year ended 11/30/09	(.57)	17.89	11.08	(c)	1,503	1.31		3.90		54
Year ended 11/30/08	(.53)	16.67	(33.63	)(c)	1,360	1.24		2.42		41
Year ended 11/30/07	(.49)	25.70	22.64		1,298	1.17	(j)	2.27		34
Year ended 11/30/06	(.48)	21.40	23.21		437	1.18	(d)	2.74	(d)	49
Class I
Six months ended 5/31/10 (unaudited)	$(.27)	$17.55	(.46	)%(c)	$619	1.00	%(h)	3.83	%(h)	22%
Year ended 11/30/09	(.62)	17.89	11.45	(c)	767.99			4.25		54
Year ended 11/30/08	(.60)	16.67	(33.42	)(c)	1,013.95			2.92		41
Year ended 11/30/07	(.55)	25.70	23.07		139.85		(j)	2.57		34
Year ended 11/30/06	(.53)	21.38	23.53		38.87		(d)	3.20	(d)	49

5

*        *        *         *        *

The following replaces footnote (c) for “AllianceBernstein Utilities Income Fund” in the “Financial Highlights” section.

(c)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended May 31, 2010 and years ended November 30, 2009 and November 30, 2008 by 0.27%, 1.01% and 0.05%, respectively.

*        *        *         *        *

The following replaces the table for “AllianceBernstein Utilities Income Fund” in the “Hypothetical Investment and Expense Information” section in Appendix A.

AllianceBernstein Equity Income Fund

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$131.25	$10,368.75
2	10,368.75	518.44	10,887.19	156.78	10,730.41
3	10,730.41	536.52	11,266.93	162.24	11,104.69
4	11,104.69	555.23	11,659.92	167.90	11,492.02
5	11,492.02	574.60	12,066.62	173.76	11,892.86
6	11,892.86	594.64	12,487.50	179.82	12,307.68
7	12,307.68	615.38	12,923.06	186.09	12,736.97
8	12,736.97	636.85	13,373.82	192.58	13,181.24
9	13,181.24	659.06	13,840.30	199.30	13,641.00
10	13,641.00	682.05	14,323.05	206.25	14,116.80

Cumulative		$5,872.77		$1,755.97

*        *        *         *        *

This Supplement should be read in conjunction with the Prospectus.

You should retain this Supplement with your Prospectus for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

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